Mortgage Notes Payable, Net (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Real estate investment, at cost relating to notes payable	$ 900,000
Outstanding loan amount	1,255,877
Mortgages
Debt Instrument [Line Items]
Outstanding loan amount	$ 550,937	$ 537,533